Other non-current assets	12 Months Ended
Dec. 31, 2020
Other non-current assets
Other non-current assets

14.Other non‑current assets

The following is a summary of other non‑current assets as of December 31, 2019 and 2020:

	As of
	December 31,
	2019	2020
	RMB	RMB
Prepayments on long‑term assets (a)	19,771	11,354
Others	1,495	—
Other non‑current assets	21,266	11,354
(a)	The Group made certain prepayments for the purchase of manufacturing equipment and software.